Schedules of Investments — IQ Candriam ESG U.S. Equity ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 10.5%
Activision Blizzard, Inc.	4,430	$366,051
Alphabet, Inc., Class A*	1,742	2,592,009
Alphabet, Inc., Class C*	1,741	2,581,833
AT&T, Inc.	41,681	1,232,924
CenturyLink, Inc.(a)	6,306	60,853
Charter Communications, Inc., Class A*(a)	1,000	580,000
Comcast Corp., Class A	26,192	1,121,018
Discovery, Inc., Class A*	860	18,146
Discovery, Inc., Class C*	1,994	37,786
DISH Network Corp., Class A*	1,421	45,628
Electronic Arts, Inc.*	1,668	236,222
Fox Corp., Class B	922	23,760
Fox Corp., Class A	1,995	51,411
Interpublic Group of Cos., Inc. (The)	2,255	40,703
Omnicom Group, Inc.	1,253	67,324
Sirius XM Holdings, Inc.	6,390	37,573
Take-Two Interactive Software, Inc.*	660	108,253
T-Mobile US, Inc.*	2,253	241,927
Twitter, Inc.*	4,362	158,777
Verizon Communications, Inc.	24,001	1,379,578
ViacomCBS, Inc., Class B(a)	3,114	81,182
ViacomCBS, Inc., Class A	73	2,025
Walt Disney Co. (The)	10,479	1,225,414
Total Communication Services		12,290,397

Consumer Discretionary — 14.5%
Advance Auto Parts, Inc.	402	60,356
Amazon.com, Inc.*	2,441	7,724,984
Best Buy Co., Inc.	1,330	132,455
Booking Holdings, Inc.*	244	405,560
CarMax, Inc.*(a)	933	90,473
Chipotle Mexican Grill, Inc.*	163	188,291
Dollar General Corp.	1,442	274,557
eBay, Inc.	4,429	244,835
Ford Motor Co.	22,500	148,725
Hasbro, Inc.	745	54,206
Hilton Worldwide Holdings, Inc.	1,588	119,179
Home Depot, Inc. (The)	6,218	1,650,817
Lowe's Cos., Inc.	4,369	650,588
Lululemon Athletica, Inc.*	681	221,727
Marriott International, Inc., Class A	1,510	126,576
McDonald's Corp.	4,297	834,821
MercadoLibre, Inc.*	264	296,900
Mohawk Industries, Inc.*	337	26,909
NIKE, Inc., Class B	7,122	695,178
PulteGroup, Inc.	1,512	65,923
Royal Caribbean Cruises Ltd.	997	48,564
Starbucks Corp.	6,798	520,251
Target Corp.	2,918	367,318
Tesla, Inc.*	843	1,206,131
Tiffany & Co.	685	85,871
TJX Cos., Inc. (The)	6,443	334,971
Tractor Supply Co.	670	95,636
Ulta Beauty, Inc.*	323	62,336
VF Corp.	1,911	115,348
Yum! Brands, Inc.	1,753	159,611
Total Consumer Discretionary		17,009,097

Consumer Staples — 6.1%
Campbell Soup Co.(a)	1,104	54,725
Church & Dwight Co., Inc.	1,425	137,270
Clorox Co. (The)(a)	739	174,781
Coca-Cola Co. (The)	22,335	1,055,106

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Colgate-Palmolive Co.	4,954	$382,449
Conagra Brands, Inc.	2,759	103,325
Estee Lauder Cos., Inc. (The), Class A	1,154	227,961
General Mills, Inc.	3,516	222,457
Hershey Co. (The)	847	123,162
Hormel Foods Corp.	1,608	81,783
J M Smucker Co. (The)	653	71,406
Kellogg Co.	1,492	102,933
Keurig Dr Pepper, Inc.	1,748	53,471
Kimberly-Clark Corp.	1,994	303,168
Kroger Co. (The)	4,365	151,858
McCormick & Co., Inc.	690	134,481
Mondelez International, Inc., Class A	8,207	455,407
PepsiCo, Inc.	8,052	1,108,438
Procter & Gamble Co. (The)	14,161	1,856,790
Sysco Corp.	2,789	147,399
Walgreens Boots Alliance, Inc.	4,210	171,389
Total Consumer Staples		7,119,759

Energy — 0.7%
Baker Hughes Co.	3,782	58,583
Cheniere Energy, Inc.*	1,344	66,501
Halliburton Co.	4,695	67,279
Kinder Morgan, Inc.	11,254	158,682
ONEOK, Inc.	2,368	66,091
Schlumberger Ltd.	8,048	145,991
Valero Energy Corp.	2,356	132,478
Williams Cos., Inc. (The)	7,039	134,656
Total Energy		830,261

Financials — 5.2%
Aflac, Inc.	3,877	137,905
Allstate Corp. (The)	1,776	167,637
American Express Co.	3,515	328,020
American International Group, Inc.	5,015	161,182
Ameriprise Financial, Inc.	691	106,158
Annaly Capital Management, Inc.	8,291	61,436
Aon PLC, Class A	1,335	273,969
Arch Capital Group Ltd.*	2,280	70,110
Bank of New York Mellon Corp. (The)	4,614	165,412
Capital One Financial Corp.	2,615	166,837
Chubb Ltd.	2,259	287,435
Cincinnati Financial Corp.	920	71,696
Discover Financial Services	1,764	87,195
E*TRADE Financial Corp.	1,268	64,376
Fifth Third Bancorp	4,112	81,664
First Republic Bank	996	112,030
Franklin Resources, Inc.(a)	1,614	33,975
Globe Life, Inc.	579	46,088
Hartford Financial Services Group, Inc. (The)	2,084	88,195
Huntington Bancshares, Inc.	5,870	54,415
Intercontinental Exchange, Inc.	3,170	306,793
KeyCorp	5,551	66,667
Lincoln National Corp.	1,108	41,295
Marsh & McLennan Cos., Inc.	2,928	341,405
MetLife, Inc.	4,103	155,299
Moody's Corp.	931	261,890
Morgan Stanley	6,901	337,321
MSCI, Inc.	490	184,230
Northern Trust Corp.	1,104	86,498
PNC Financial Services Group, Inc. (The)	2,265	241,608
Progressive Corp. (The)	3,372	304,626

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Prudential Financial, Inc.	2,280	$144,484
Raymond James Financial, Inc.	737	51,207
Regions Financial Corp.	5,534	60,099
Reinsurance Group of America, Inc.	346	29,496
S&P Global, Inc.	1,411	494,203
Travelers Cos., Inc. (The)	1,444	165,222
Truist Financial Corp.	7,784	291,589
Total Financials		6,129,667

Health Care — 14.5%
Abbott Laboratories	10,157	1,022,201
AbbVie, Inc.	10,166	964,855
ABIOMED, Inc.*	250	74,985
Agilent Technologies, Inc.	1,776	171,082
Alexion Pharmaceuticals, Inc.*	1,242	127,293
Align Technology, Inc.*	418	122,817
AmerisourceBergen Corp.	851	85,262
Amgen, Inc.	3,422	837,261
Baxter International, Inc.	2,938	253,784
Becton Dickinson and Co.	1,582	445,080
Biogen, Inc.*	1,004	275,789
Boston Scientific Corp.*	8,118	313,111
Bristol-Myers Squibb Co.	13,106	768,798
Cardinal Health, Inc.	1,681	91,816
Centene Corp.*	3,342	218,066
Cerner Corp.	1,763	122,440
Cigna Corp.	2,167	374,219
Cooper Cos., Inc. (The)	321	90,821
CVS Health Corp.	7,556	475,575
Danaher Corp.	3,595	732,661
Edwards Lifesciences Corp.*	3,596	281,962
Eli Lilly and Co.	4,879	733,265
Gilead Sciences, Inc.	7,289	506,804
HCA Healthcare, Inc.	1,524	192,999
Hologic, Inc.*	1,515	105,717
Humana, Inc.	760	298,262
Illumina, Inc.*	844	322,543
Incyte Corp.*	1,075	106,167
IQVIA Holdings, Inc.*	1,070	169,477
Jazz Pharmaceuticals PLC*	325	35,181
Johnson & Johnson	15,283	2,227,650
Laboratory Corp. of America Holdings*	574	110,736
Medtronic PLC	7,786	751,193
Merck & Co., Inc.	14,666	1,176,800
Mettler-Toledo International, Inc.*	152	142,120
Mylan NV*	2,958	47,653
Perrigo Co. PLC	772	40,931
Quest Diagnostics, Inc.	764	97,082
ResMed, Inc.	836	169,298
Stryker Corp.	1,866	360,698
Thermo Fisher Scientific, Inc.	2,277	942,564
Varian Medical Systems, Inc.*	514	73,358
Vertex Pharmaceuticals, Inc.*	1,506	409,632
Waters Corp.*	347	73,963
Total Health Care		16,943,971

Industrials — 5.3%
3M Co.	3,341	502,720
CH Robinson Worldwide, Inc.(a)	755	70,759
Cintas Corp.	506	152,746
CoStar Group, Inc.*	189	160,605
CSX Corp.	4,448	317,320
Cummins, Inc.	842	162,725

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Deere & Co.	1,830	$322,647
Dover Corp.	835	85,947
Eaton Corp. PLC	2,366	220,346
FedEx Corp.	1,408	237,107
General Electric Co.	49,931	303,081
Ingersoll Rand, Inc.*	1,912	60,400
Johnson Controls International PLC	4,434	170,620
Kansas City Southern	567	97,439
Masco Corp.	1,516	86,655
Norfolk Southern Corp.	1,500	288,315
Parker-Hannifin Corp.	748	133,832
Republic Services, Inc.	1,238	108,015
Rockwell Automation, Inc.	670	146,154
Roper Technologies, Inc.	596	257,740
Southwest Airlines Co.	2,622	80,994
Stanley Black & Decker, Inc.	907	139,061
Trane Technologies PLC	1,360	152,143
Union Pacific Corp.	3,937	682,479
United Parcel Service, Inc., Class B	4,094	584,459
United Rentals, Inc.*(a)	424	65,877
Verisk Analytics, Inc.	928	175,123
Waste Management, Inc.	2,443	267,753
WW Grainger, Inc.	259	88,456
Xylem, Inc.	1,023	74,659
Total Industrials		6,196,177

Information Technology — 35.5%
Accenture PLC, Class A	3,691	829,663
Adobe, Inc.*	2,779	1,234,765
Advanced Micro Devices, Inc.*	6,775	524,588
Akamai Technologies, Inc.*	921	103,557
Amphenol Corp., Class A	1,741	184,128
Analog Devices, Inc.	2,114	242,793
ANSYS, Inc.*	497	154,368
Apple, Inc.	25,353	10,776,039
Applied Materials, Inc.	5,292	340,434
Autodesk, Inc.*	1,265	299,084
Automatic Data Processing, Inc.	2,334	310,212
Broadcom, Inc.	2,263	716,805
Broadridge Financial Solutions, Inc.	666	89,470
Cadence Design Systems, Inc.*	1,600	174,800
Cisco Systems, Inc.	22,751	1,071,572
Citrix Systems, Inc.	672	95,935
Cognizant Technology Solutions Corp., Class A	3,182	217,394
Corning, Inc.	4,430	137,330
Dell Technologies, Inc., Class C*	1,405	84,061
F5 Networks, Inc.*	344	46,750
Fortinet, Inc.*	849	117,417
Hewlett Packard Enterprise Co.	7,465	73,680
HP, Inc.	8,294	145,809
Intel Corp.	24,836	1,185,422
International Business Machines Corp.	5,136	631,420
Intuit, Inc.	1,444	442,398
Juniper Networks, Inc.	1,914	48,577
KLA Corp.	914	182,645
Lam Research Corp.	840	316,814
Mastercard, Inc., Class A	5,104	1,574,737
Microchip Technology, Inc.(a)	1,351	137,437
Micron Technology, Inc.*	6,452	322,955
Microsoft Corp.	43,538	8,925,725
Motorola Solutions, Inc.	999	139,660
NortonLifeLock, Inc.	3,190	68,426

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
NVIDIA Corp.	3,422	$1,452,947
Okta, Inc.*	663	146,510
Oracle Corp.	11,660	646,547
PayPal Holdings, Inc.*	6,798	1,332,884
QUALCOMM, Inc.	6,628	699,983
salesforce.com, Inc.*	5,015	977,173
Seagate Technology PLC	1,333	60,278
ServiceNow, Inc.*	1,093	480,046
Splunk, Inc.*(a)	917	192,405
SS&C Technologies Holdings, Inc.	1,279	73,543
Synopsys, Inc.*	853	169,935
TE Connectivity Ltd	1,933	172,172
Texas Instruments, Inc.	5,391	687,622
VeriSign, Inc.*	589	124,680
Visa, Inc., Class A(a)	9,827	1,871,061
VMware, Inc., Class A*(a)	438	61,412
Western Union Co. (The)(a)	2,358	57,252
Workday, Inc., Class A*	990	179,111
Xilinx, Inc.	1,435	154,047
Total Information Technology		41,486,478

Materials — 2.7%
Air Products and Chemicals, Inc.	1,268	363,447
Albemarle Corp.(a)	601	49,558
Ball Corp.	1,863	137,173
DuPont de Nemours, Inc.	4,263	227,985
Ecolab, Inc.	1,501	280,807
International Flavors & Fragrances, Inc.(a)	603	75,948
International Paper Co.	2,271	79,008
Linde PLC	3,092	757,880
LyondellBasell Industries NV, Class A	1,496	93,530
Newmont Corp.	4,685	324,202
Nucor Corp.	1,748	73,329
Packaging Corp. of America	523	50,271
PPG Industries, Inc.	1,355	145,866
Sherwin-Williams Co. (The)	493	319,424
Vulcan Materials Co.	762	89,474
Westrock Co.	1,493	40,102
Total Materials		3,108,004

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc.	738	131,032
American Tower Corp.	2,583	675,170
AvalonBay Communities, Inc.	827	126,630
Boston Properties, Inc.	831	74,034
CBRE Group, Inc., Class A*	1,857	81,355
Crown Castle International Corp.	2,420	403,414
Digital Realty Trust, Inc.	1,505	241,613
Duke Realty Corp.	2,116	85,042
Equinix, Inc.	498	391,169
Equity Residential	2,112	113,267
Essex Property Trust, Inc.	401	88,517
Extra Space Storage, Inc.	744	76,885
Healthpeak Properties, Inc.	2,932	80,014
Host Hotels & Resorts, Inc.	4,039	43,540
Iron Mountain, Inc.	1,666	46,965
Mid-America Apartment Communities, Inc.	665	79,261
Prologis, Inc.	4,274	450,565
Regency Centers Corp.	942	38,650
SBA Communications Corp.	656	204,370
Simon Property Group, Inc.	1,763	109,923
UDR, Inc.	1,686	61,033
Ventas, Inc.	2,168	83,165

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Vornado Realty Trust	1,007	$34,762
Welltower, Inc.	2,364	126,616
Weyerhaeuser Co.	4,299	119,555
WP Carey, Inc.	998	71,227
Total Real Estate		4,037,774

Utilities — 1.5%
American Water Works Co., Inc.	1,028	151,394
Atmos Energy Corp.	687	72,815
Avangrid, Inc.	326	16,232
CenterPoint Energy, Inc.(a)	2,922	55,547
Consolidated Edison, Inc.	1,933	148,512
Eversource Energy	1,921	173,025
NextEra Energy, Inc.	2,843	798,030
Public Service Enterprise Group, Inc.	2,931	163,960
Sempra Energy	1,687	209,964
Total Utilities		1,789,479

Total Common Stocks
(Cost $109,827,812)		116,941,064

Short-Term Investments — 0.0%(b)

Money Market Funds — 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(c)(d)	28,492	28,492
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(c)	2,392	2,392
Total Short-Term Investments
(Cost $30,884)		30,884

Total Investments — 99.9%
(Cost $109,858,696)		116,971,948
Other Assets and Liabilities, Net — 0.1%		50,341
Net Assets — 100.0%		$117,022,289

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,763,576; total market value of collateral held by the Fund was $1,799,858. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,771,366.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2020.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$116,941,064	$–	$–	$116,941,064
Short-Term Investments:
Money Market Funds	30,884	–	–	30,884
Total Investments in Securities	$116,971,948	$–	$–	$116,971,948

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.